Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Cash Flows [Abstract]
Net income	$ 691,956	$ 12,688,035	$ 18,721,979
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	880,879	690,749	699,538
Inventory write-downs		117,753
Loss (gain) on disposal of equipment		38	(3,155)
Share-based compensation	778,423
Changes in operating assets and liabilities:
Accounts receivable	(2,106,752)	393,143	(1,601,202)
Other receivables			3,714
Inventories	389,388	(276,909)	148,388
Prepaid expenses and other current assets	(8,057,239)	1,525,053	(6,025,735)
Other assets	1,718,110	(4,402,208)	(2,257,979)
Accounts payable	6,723,151	(32,722)	(3,378,079)
Other payables and accrued liabilities	3,134,093	(559,496)	61,303
Due to related parties	(844,718)	966,589
Income taxes payable	(402,825)	(332,182)	176,107
Net cash provided by operating activities	2,904,466	10,777,843	6,544,879
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(2,783,440)	(1,159,355)	(283,100)
Purchase of intangible assets	(1,051,138)
Purchase of DAJI	(75,044)
Deposits paid for business acquisitions	(9,313,225)
Proceeds from disposal of equipment			5,942
Net cash used in investing activities	(13,222,847)	(1,159,355)	(277,158)
Cash Flows from Financing Activities:
Ordinary shares issued for cash	10,965,553	9,342,339	627,628
Cash contribution from non-controlling shareholders	37,522
Dividend payment	(375,000)
Proceeds from short-term loans	2,163,037	3,129,711	1,396,382
Repayments of short-term loans	(2,118,893)	(2,067,332)	(1,752,905)
Net cash provided by financing activities	10,672,219	10,404,718	271,105
Effect of exchange rate changes on cash and cash equivalents	2,550,149	(1,169,213)	(622,883)
Net increase in cash and cash equivalents	2,903,987	18,853,993	5,915,943
Cash and cash equivalents at the beginning of year	33,654,765	14,800,772	8,884,829
Cash and cash equivalents at the end of year	36,558,752	33,654,765	14,800,772
Supplemental disclosures of cash flows information:
Cash paid for income taxes	1,209,381	3,176,269	3,007,047
Cash paid for interest expense	$ 111,790	$ 98,086	$ 83,549